Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2007
Schedule of Investments [Line Items]
Open reverse repurchase commitments	$ 200,000,000		$ 581,000,000
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	153,200,000
Gross Unrealized Losses	126,000,000		34,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	423		196
Trading securities	0		0
Net realized gains (losses) on securities	324,500,000		314,800,000		108,100,000
Balance Sheet - Fair Value	68,100,000	[1]	(95,500,000)	[1]
Reclassification out of Accumulated Other Comprehensive Income
Schedule of Investments [Line Items]
Cash flow hedge gain recognized as an adjustment to interest expense	2,100,000		2,100,000		2,600,000
3.75% Senior Notes due 2021
Schedule of Investments [Line Items]
Hedge gain (loss) included in accumulated other comprehensive income					(5,100,000)
Senior notes, issuance amount	500,000,000		500,000,000		500,000,000
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Repurchase of debt, face amount	54,100,000		30,900,000		15,000,000
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	800,000		600,000		300,000
Hedge gain (loss) included in accumulated other comprehensive income							34,400,000
Debt instrument fixed interest rate terms							10 years
Senior notes, issuance amount	1,000,000,000		1,000,000,000
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Net unrealized gains on forecasted transactions
Schedule of Investments [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	800,000		600,000		300,000
Foreign Government Debt
Schedule of Investments [Line Items]
Treasury bills issued by the Australian government	6,300,000		21,900,000
Corporate Credit Default Swaps | Financial Services Sector
Schedule of Investments [Line Items]
Derivative maturity, term			5 years
Number of derivative positions closed during the period			1
Cash collateral received from counterparty					700,000
Number of derivative positions held during the period	0
Corporate Credit Default Swaps | Automotive Sector
Schedule of Investments [Line Items]
Derivative maturity, term					5 years
Notional Value					10,000,000
Number of derivative positions closed during the period					1
Number of derivative positions held during the period	0		0
Interest Rate Swaps
Schedule of Investments [Line Items]
Balance Sheet - Fair Value	68,100,000
Number of derivative positions closed during the period	3
Cash collateral delivered to the counterparties			105,000,000		81,700,000
Cash collateral received from counterparty	62,700,000
Interest Rate Swaps | Opened in 2013 | Ten Year Time Horizon
Schedule of Investments [Line Items]
Number of derivative positions opened during the period	3
Derivative maturity, term	10 years
Interest Rate Swaps | Opened in 2009 | Closed Positions | Nine Year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term	9 years
Interest Rate Swaps | Opened in 2011 | Closed Positions | Five Year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term	5 years
Number of derivative positions closed during the period	2
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities	0		0		0
Fixed Income Securities
Schedule of Investments [Line Items]
Gross Unrealized Losses	123,600,000
Equity securities
Schedule of Investments [Line Items]
Gross Unrealized Losses	6,900,000		10,300,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	31		97
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross Unrealized Losses	2,400,000		10,300,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	24		97
Equity securities | Nonredeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses	4,500,000		0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	7		0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Percentage Decline	3.00%
Equity securities | Russell One Thousand | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	89.00%
Equity securities | Managed Equity Strategy | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	11.00%
Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses	119,100,000		23,700,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	392		99
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Percentage which the issuer receives the security back at once the change of control is triggered	1.00%
Realized investment losses	11,100,000
Gross Unrealized Losses	20,400,000		1,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	51		8
Non-Income Producing Investments
Schedule of Investments [Line Items]
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Value Of Securities Of Any One Issuer Excluding US Government Obligations Exceeding 10 % Of Total Shareholders Equity
Schedule of Investments [Line Items]
Aggregate cost or fair value of securities	0		0
Interest Rate Swaps | Non-hedging Instruments | Closed Positions
Schedule of Investments [Line Items]
Notional Value	1,263,000,000	[2]	0	[2]	350,000,000	[2]
Balance Sheet - Fair Value	0	[1]	0	[1]
Interest Rate Swaps | Non-hedging Instruments | Fixed maturities | Assets
Schedule of Investments [Line Items]
Notional Value	750,000,000	[2]	0	[2]	0	[2]
Balance Sheet - Fair Value	68,100,000	[1]	0	[1]
Interest Rate Swaps | Non-hedging Instruments | Other Liabilities | Liabilities
Schedule of Investments [Line Items]
Notional Value	0	[2]	1,263,000,000	[2]	1,263,000,000	[2]
Balance Sheet - Fair Value	$ 0	[1]	$ (95,500,000)	[1]

[1]	To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.
[2]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.